Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Treasury stock	Retained Earnings (Deficit)	Accumulated Other Comprehensive (Loss)	Non- controlling interest	Total
Balance at Mar. 31, 2020	$ 4,999	$ 60,559,583	$ (3,988,370)	$ (1,429,623)	$ (7,045,700)		$ 48,100,889
Balance (in Shares) at Mar. 31, 2020	49,984,223		(1,165,883)
Share-based compensation		55,468					55,468
Exercise of RSU	$ 3	(3)
Exercise of RSU (in Shares)	32,234
Net (loss) income				(34,826,989)			(34,826,989)
Foreign currency translation adjustment					3,942,157		3,942,157
Balance at Mar. 31, 2021	$ 5,002	60,615,048	$ (3,988,370)	(36,256,612)	(3,103,543)		17,271,525
Balance (in Shares) at Mar. 31, 2021	50,016,457		(1,165,883)
Private placement	$ 1,902	10,015,298					10,017,200
Private placement (in Shares)	19,020,000
Capital contribution from non-controlling interest (“NCI”)						628	628
Share-based compensation		391,625					391,625
Exercise of RSU	$ 73	(73)
Exercise of RSU (in Shares)	727,476
Net (loss) income				(16,851,064)		1,331	(16,849,733)
Foreign currency translation adjustment					1,454,320	17	1,454,336
Balance at Mar. 31, 2022	$ 6,977	71,021,898	$ (3,988,370)	(53,107,676)	(1,649,223)	1,976	$ 12,285,582
Balance (in Shares) at Mar. 31, 2022	69,763,933		(1,165,883)				68,598,050
Net (loss) income				(1,359,923)		112,497	$ (1,247,426)
Foreign currency translation adjustment					(2,198,379)	(261)	(2,198,640)
Balance at Mar. 31, 2023	$ 6,977	$ 71,021,898	$ (3,988,370)	$ (54,467,599)	$ (3,847,602)	$ 114,212	$ 8,839,516
Balance (in Shares) at Mar. 31, 2023	69,763,933		(1,165,883)				68,598,050